Short-term Bank Loans (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Short-Term Debt [Line Items]
Total Short-term Bank Loans	$ 4,276,602	$ 4,408,340
Bank Of China [Member]
Short-Term Debt [Line Items]
Total Short-term Bank Loans	289,939	551,215
Bank Of Beijing [Member]
Short-Term Debt [Line Items]
Total Short-term Bank Loans	1,449,696	1,378,037
Gan Zhou Bank [Member]
Short-Term Debt [Line Items]
Total Short-term Bank Loans	1,377,211	1,376,659
Bank Of Communication [Member]
Short-Term Debt [Line Items]
Total Short-term Bank Loans	$ 1,159,756	$ 1,102,429